PROPERTY PLANT AND EQUIPMENT (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R 2,809.7
Additions - property, plant and equipment owned	598.4	R 395.7	R 182.7
Additions - right-of-use assets	15.9	16.7
Depreciation	(267.6)	(252.5)	(270.8)
Lease modifications	1.2	2.3
Closing balance	3,084.1	2,809.7
Right-of-use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	49.1
Closing balance	47.7	49.1
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,760.6
Closing balance	3,036.4	2,760.6
Mine plant facilities and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,530.3
Closing balance	1,716.9	1,530.3
Mine plant facilities and equipment [member] | Right-of-use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	20.6
Closing balance	18.2	20.6
Mine plant facilities and equipment [member] | Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,509.7
Closing balance	1,698.7	1,509.7
Mine property and development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,178.6
Closing balance	1,362.7	1,178.6
Mine property and development [member] | Right-of-use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	28.5
Closing balance	29.5	28.5
Mine property and development [member] | Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,150.1
Closing balance	1,333.2	1,150.1
Exploration assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	100.8
Depreciation	0.0
Closing balance	4.5	100.8
Exploration assets [member] | Right-of-use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0.0
Closing balance	0.0	0.0
Exploration assets [member] | Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	100.8
Closing balance	4.5	100.8
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,868.8	4,616.8
Additions - property, plant and equipment owned	598.4	395.7
Additions - right-of-use assets	15.9	16.7
Lease modifications	1.2	2.3
Lease derecognitions	(1.6)	(1.0)
Disposals and scrapping	(247.8)	(188.1)
Change in estimate of decommissioning asset	(67.2)	26.4
Transfers between classes of property, plant and equipment	0.0	0.0
Closing balance	5,167.7	4,868.8	4,616.8
Gross carrying amount [member] | Mine plant facilities and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,604.3	2,203.5
Additions - property, plant and equipment owned	291.4	237.7
Additions - right-of-use assets	6.0	16.7
Lease modifications	0.0	0.0
Lease derecognitions	(1.6)	(1.0)
Disposals and scrapping	(185.3)	(54.7)
Change in estimate of decommissioning asset	(46.3)	14.9
Transfers between classes of property, plant and equipment	65.4	187.2
Closing balance	2,733.9	2,604.3	2,203.5
Gross carrying amount [member] | Mine property and development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,154.0	2,147.0
Additions - property, plant and equipment owned	301.2	113.3
Additions - right-of-use assets	9.9	0.0
Lease modifications	1.2	2.3
Lease derecognitions	0.0	0.0
Disposals and scrapping	(61.6)	(133.4)
Change in estimate of decommissioning asset	(20.9)	14.2
Transfers between classes of property, plant and equipment	35.8	10.6
Closing balance	2,419.6	2,154.0	2,147.0
Gross carrying amount [member] | Exploration assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	110.5	266.3
Additions - property, plant and equipment owned	5.8	44.7
Additions - right-of-use assets	0.0	0.0
Lease modifications	0.0	0.0
Lease derecognitions	0.0	0.0
Disposals and scrapping	(0.9)	0.0
Change in estimate of decommissioning asset	0.0	(2.7)
Transfers between classes of property, plant and equipment	(101.2)	(197.8)
Closing balance	14.2	110.5	266.3
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,059.1)	(1,995.7)
Depreciation	(267.6)	(252.5)
Lease derecognitions	1.6	1.0
Disposals and scrapping	241.5	188.1
Closing balance	(2,083.6)	(2,059.1)	(1,995.7)
Accumulated depreciation and impairment [member] | Mine plant facilities and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,074.0)	(1,017.5)
Depreciation	(125.1)	(112.2)
Lease derecognitions	1.6	1.0
Disposals and scrapping	180.5	54.7
Closing balance	(1,017.0)	(1,074.0)	(1,017.5)
Accumulated depreciation and impairment [member] | Mine property and development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(975.4)	(968.5)
Depreciation	(142.5)	(140.3)
Lease derecognitions	0.0	0.0
Disposals and scrapping	61.0	133.4
Closing balance	(1,056.9)	(975.4)	(968.5)
Accumulated depreciation and impairment [member] | Exploration assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(9.7)	(9.7)
Depreciation	0.0	0.0
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	0.0
Closing balance	R (9.7)	R (9.7)	R (9.7)